Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents, Net [Abstract]
Schedule of Cash and Cash Equivalents
	2025	2024
Petty cash	$905	$273
Bank balances	982	425
Cash and cash equivalents	1,887	698
Bank overdraft	—	(1,013)
Cash and cash equivalents, net	$1,887	$(315)